Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 7.0%
Ambev SA	84,840	$220,768
Axia Energia	20,525	241,747
B3 SA - Brasil Bolsa Balcao	96,967	273,579
Banco Bradesco SA	29,160	91,831
Banco BTG Pactual SA	22,259	224,598
Banco do Brasil SA	30,760	129,832
BB Seguridade Participacoes SA	12,005	76,670
Caixa Seguridade Participacoes S/A	10,680	32,213
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	8,945	236,300
CPFL Energia SA	3,000	27,348
Embraer SA	13,293	208,266
Energisa SA	4,805	44,586
Eneva SA(a)	13,960	51,992
Engie Brasil Energia SA	5,040	29,195
Equatorial Energia SA	22,543	168,549
JBS NV, Class A(a)(b)	7,000	102,830
Klabin SA	14,512	48,148
Localiza Rent a Car SA	17,182	146,009
MBRF Global Foods Co. SA	11,708	42,639
Motiva Infraestrutura de Mobilidade SA	20,120	60,837
NU Holdings Ltd./Cayman Islands, Class A(a)	62,527	1,087,345
Petroleo Brasileiro SA - Petrobras	65,269	408,890
Porto Seguro SA	3,577	31,301
PRIO SA(a)	16,040	113,197
Raia Drogasil SA	23,280	103,974
Rede D'Or Sao Luiz SA(c)	15,000	133,087
Rumo SA	22,840	72,270
StoneCo Ltd., Class A(a)	4,200	70,770
Suzano SA	12,591	112,681
Telefonica Brasil SA	15,468	102,234
TIM SA/Brazil	16,286	76,520
TOTVS SA	10,880	87,809
Ultrapar Participacoes SA	12,800	52,875
Vale SA	66,080	833,265
Vibra Energia SA	19,494	91,009
WEG SA	30,457	250,601
XP Inc., Class A	7,785	153,442
		6,239,207
China — 58.6%
360 Security Technology Inc., Class A	9,131	17,656
3SBio Inc.(c)	34,000	137,037
AAC Technologies Holdings Inc.	14,500	68,615
Advanced Micro-Fabrication Equipment Inc./China, Class A	867	33,126
AECC Aviation Power Co. Ltd., Class A	4,000	21,076
Agricultural Bank of China Ltd., Class A	88,000	100,084
Agricultural Bank of China Ltd., Class H	490,000	367,575
Aier Eye Hospital Group Co. Ltd., Class A	12,012	19,586
Air China Ltd., Class A(a)	16,000	18,211
Akeso Inc.(a)(c)	12,000	190,718
Alibaba Group Holding Ltd.	312,020	6,138,929
Alibaba Health Information Technology Ltd.(a)	114,000	82,214
Aluminum Corp. of China Ltd., Class A	12,000	17,922
Aluminum Corp. of China Ltd., Class H	80,000	108,203
Anhui Conch Cement Co. Ltd., Class A	4,000	12,944
Anhui Conch Cement Co. Ltd., Class H	20,000	60,292
Anhui Gujing Distillery Co. Ltd., Class A	600	14,140
Anhui Gujing Distillery Co. Ltd., Class B	2,300	28,983
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(a)	4,000	27,827
Security	Shares	Value
China (continued)
ANTA Sports Products Ltd.	24,040	$263,345
Autohome Inc., ADR	1,160	27,562
Avary Holding Shenzhen Co. Ltd., Class A	4,000	25,701
AviChina Industry & Technology Co. Ltd., Class H	40,000	19,984
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	8,000	8,902
Baidu Inc., Class A(a)	41,306	608,989
Bank of Beijing Co. Ltd., Class A	24,090	19,356
Bank of Changsha Co. Ltd., Class A	4,000	5,460
Bank of Chengdu Co. Ltd., Class A	4,000	9,549
Bank of China Ltd., Class A	44,000	37,797
Bank of China Ltd., Class H	1,309,000	788,692
Bank of Communications Co. Ltd., Class A	60,000	64,461
Bank of Communications Co. Ltd., Class H	160,200	147,185
Bank of Hangzhou Co. Ltd., Class A	8,099	17,867
Bank of Jiangsu Co. Ltd., Class A	20,060	30,420
Bank of Nanjing Co. Ltd., Class A	12,000	19,640
Bank of Ningbo Co. Ltd., Class A	8,010	32,164
Bank of Shanghai Co. Ltd., Class A	15,590	21,789
Baoshan Iron & Steel Co. Ltd., Class A	24,000	24,657
Beijing Enlight Media Co. Ltd., Class A	4,000	9,320
Beijing Enterprises Holdings Ltd.	8,500	37,206
Beijing Kingsoft Office Software Inc., Class A	578	25,560
Beijing New Building Materials PLC, Class A	3,100	11,115
Beijing Tiantan Biological Products Corp. Ltd., Class A	4,820	11,800
Beijing Yanjing Brewery Co. Ltd., Class A	4,000	6,829
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	56,000	40,386
BeOne Medicines Ltd., Class H(a)	16,086	425,059
Bilibili Inc., Class Z(a)	4,145	110,497
BOC Aviation Ltd.(c)	4,000	36,498
BOE Technology Group Co. Ltd., Class A	35,300	19,318
Bosideng International Holdings Ltd.	80,000	51,065
BYD Co. Ltd., Class A	6,100	82,604
BYD Co. Ltd., Class H	68,600	862,154
BYD Electronic International Co. Ltd.	14,500	62,097
C&D International Investment Group Ltd.	13,000	27,651
Caitong Securities Co. Ltd., Class A	8,020	9,284
Cambricon Technologies Corp. Ltd., Class A(a)	500	94,817
Capital Securities Co. Ltd., Class A	4,000	11,865
CCOOP Group Co. Ltd., Class A(a)	20,000	7,316
CGN Power Co. Ltd., Class A	15,300	8,169
CGN Power Co. Ltd., Class H(c)	200,000	77,933
Changchun High-Tech Industry Group Co. Ltd., Class A	710	9,993
Changjiang Securities Co. Ltd., Class A	8,000	9,022
Chifeng Jilong Gold Mining Co. Ltd., Class A	4,000	18,158
China CITIC Bank Corp. Ltd., Class A	12,000	13,187
China CITIC Bank Corp. Ltd., Class H	160,000	147,580
China CITIC Financial Asset Management Co. Ltd., Class H(a)(c)	262,000	34,748
China Coal Energy Co. Ltd., Class H	40,000	54,047
China Common Rich Renewable Energy Investments Ltd., NVS(a)(d)	7,709	—
China Communications Services Corp. Ltd., Class H	46,800	29,320
China Construction Bank Corp., Class A	24,156	33,029
China Construction Bank Corp., Class H	1,755,370	1,849,288
China CSSC Holdings Ltd., Class A	8,400	40,921
China Eastern Airlines Corp. Ltd., Class A(a)	24,121	17,223
China Energy Engineering Corp. Ltd., Class A	24,000	7,992
China Everbright Bank Co. Ltd., Class A	64,000	32,722
China Feihe Ltd.(c)	82,000	43,684
China Galaxy Securities Co. Ltd., Class A	12,000	27,088
China Galaxy Securities Co. Ltd., Class H	60,000	78,764

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Gas Holdings Ltd.	40,000	$44,235
China Gold International Resources Corp. Ltd.	4,000	76,644
China Great Wall Securities Co. Ltd., Class A	8,000	11,469
China Greatwall Technology Group Co. Ltd., Class A(a)	4,000	8,527
China Hongqiao Group Ltd.	52,500	209,262
China International Capital Corp. Ltd., Class A	4,000	19,631
China International Capital Corp. Ltd., Class H(c)	32,000	78,625
China Jushi Co. Ltd., Class A	2,373	5,018
China Life Insurance Co. Ltd., Class A	4,093	25,275
China Life Insurance Co. Ltd., Class H	138,000	478,865
China Literature Ltd.(a)(c)	8,000	38,734
China Longyuan Power Group Corp. Ltd., Class H	40,000	35,408
China Mengniu Dairy Co. Ltd.	58,000	112,300
China Merchants Bank Co. Ltd., Class A	22,400	136,344
China Merchants Bank Co. Ltd., Class H	73,956	498,664
China Merchants Energy Shipping Co. Ltd., Class A	8,000	9,988
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	8,000	11,260
China Merchants Port Holdings Co. Ltd.	22,000	44,336
China Merchants Securities Co. Ltd., Class A	10,250	23,683
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	9,181	12,051
China Minsheng Banking Corp. Ltd., Class A	52,000	30,103
China Minsheng Banking Corp. Ltd., Class H	100,000	55,946
China National Building Material Co. Ltd., Class H	66,942	45,070
China National Chemical Engineering Co. Ltd., Class A	9,000	9,502
China National Nuclear Power Co. Ltd., Class A	24,000	29,340
China Nonferrous Mining Corp Ltd.	40,000	77,124
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,000	25,509
China Oilfield Services Ltd., Class H	36,000	33,560
China Overseas Land & Investment Ltd.	60,300	103,385
China Pacific Insurance Group Co. Ltd., Class A	8,000	39,469
China Pacific Insurance Group Co. Ltd., Class H	48,000	191,118
China Petroleum & Chemical Corp., Class A	36,000	29,458
China Petroleum & Chemical Corp., Class H	428,600	243,214
China Power International Development Ltd.	40,000	17,644
China Railway Group Ltd., Class A	36,600	28,157
China Railway Group Ltd., Class H	53,000	26,657
China Railway Signal & Communication Corp. Ltd., Class A	16,000	11,785
China Resources Beer Holdings Co. Ltd.	31,500	112,936
China Resources Gas Group Ltd.	16,000	46,939
China Resources Land Ltd.	62,944	245,079
China Resources Microelectronics Ltd., Class A	1,600	10,549
China Resources Mixc Lifestyle Services Ltd.(c)	8,000	45,713
China Resources Power Holdings Co. Ltd.	42,200	100,852
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	4,000	15,916
China Ruyi Holdings Ltd.(a)	160,000	50,176
China Shenhua Energy Co. Ltd., Class A	8,400	48,940
China Shenhua Energy Co. Ltd., Class H	60,500	310,060
China Southern Airlines Co. Ltd., Class A(a)	16,000	15,365
China State Construction Engineering Corp. Ltd., Class A	48,000	35,360
China State Construction International Holdings Ltd.	40,000	47,758
China Taiping Insurance Holdings Co. Ltd.	24,040	53,861
China Three Gorges Renewables Group Co. Ltd., Class A	28,000	16,565
China Tourism Group Duty Free Corp. Ltd., Class A	2,000	22,438
China Tower Corp. Ltd., Class H(c)	80,000	126,650
China United Network Communications Ltd., Class A	36,100	27,673
China Vanke Co. Ltd., Class A(a)	6,738	5,140
Security	Shares	Value
China (continued)
China Vanke Co. Ltd., Class H(a)(b)	40,001	$18,750
China XD Electric Co. Ltd., Class A	4,200	4,970
China Yangtze Power Co. Ltd., Class A	28,056	111,045
China Zheshang Bank Co. Ltd., Class A	20,140	8,752
Chongqing Changan Automobile Co. Ltd., Class A	6,752	11,430
Chongqing Rural Commercial Bank Co. Ltd., Class A	12,000	11,034
Chongqing Rural Commercial Bank Co. Ltd., Class H	40,000	32,264
Chongqing Zhifei Biological Products Co. Ltd., Class A	4,050	11,808
Chow Tai Fook Jewellery Group Ltd.	40,000	70,411
CITIC Ltd.	80,000	125,408
Citic Pacific Special Steel Group Co. Ltd., Class A	4,000	8,588
CITIC Securities Co. Ltd., Class A	13,875	54,326
CITIC Securities Co. Ltd., Class H	29,550	101,823
CMOC Group Ltd., Class A	24,000	55,487
CMOC Group Ltd., Class H	69,000	144,020
CNPC Capital Co. Ltd., Class A	12,000	15,594
Contemporary Amperex Technology Co. Ltd., Class A	4,940	262,195
Contemporary Amperex Technology Co. Ltd., Class H	1,600	97,737
Cosco Shipping Energy Transportation Co. Ltd., Class A	3,500	5,998
Cosco Shipping Holdings Co. Ltd., Class A	14,170	29,324
Cosco Shipping Holdings Co. Ltd., Class H	40,349	68,692
CRRC Corp. Ltd., Class A	28,000	28,858
CRRC Corp. Ltd., Class H	80,000	63,592
CSC Financial Co. Ltd., Class A	4,000	14,072
CSPC Innovation Pharmaceutical Co. Ltd., Class A	3,548	16,323
CSPC Pharmaceutical Group Ltd.	164,160	167,538
Daqin Railway Co. Ltd., Class A	20,000	15,512
Dongfang Electric Corp. Ltd., Class A	4,000	12,185
Dongfeng Motor Group Co. Ltd., Class H(a)	40,000	47,420
Dongxing Securities Co. Ltd., Class A	8,099	14,964
East Money Information Co. Ltd., Class A	20,088	66,752
Eastroc Beverage Group Co. Ltd., Class A	910	33,987
ENN Energy Holdings Ltd.	16,000	146,267
ENN Natural Gas Co. Ltd., Class A	4,000	12,052
Eoptolink Technology Inc. Ltd., Class A	1,200	59,384
Eve Energy Co. Ltd., Class A	200	2,031
Everbright Securities Co. Ltd., Class A	6,097	14,985
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	16,000	6,235
Far East Horizon Ltd.	40,000	40,942
Focus Media Information Technology Co. Ltd., Class A	17,939	18,685
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,641	29,584
Fosun International Ltd.	40,000	25,009
Founder Securities Co. Ltd., Class A	12,000	13,190
Foxconn Industrial Internet Co. Ltd., Class A	14,000	121,276
Fuyao Glass Industry Group Co. Ltd., Class A	2,225	20,787
Fuyao Glass Industry Group Co. Ltd., Class H(c)	12,400	107,370
Ganfeng Lithium Group Co. Ltd., Class H(c)	8,000	50,583
GCL Technology Holdings Ltd.(a)	440,000	65,799
GD Power Development Co. Ltd., Class A	18,700	14,904
GDS Holdings Ltd., Class A(a)	19,400	82,611
Geely Automobile Holdings Ltd.	120,000	262,292
GEM Co. Ltd., Class A	4,299	4,608
Genscript Biotech Corp.(a)	26,000	49,986
GF Securities Co. Ltd., Class A	8,000	24,002
GF Securities Co. Ltd., Class H	16,000	34,724
Giant Biogene Holding Co. Ltd.(b)(c)	8,000	37,306
Giant Network Group Co. Ltd., Class A	4,000	23,371
GigaDevice Semiconductor Inc., Class A	1,400	40,571
GoerTek Inc., Class A	4,000	17,136
Goldwind Science & Technology Co. Ltd., Class A	5,453	11,933
Great Wall Motor Co. Ltd., Class A	4,000	12,422
Great Wall Motor Co. Ltd., Class H	40,000	77,266

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Gree Electric Appliances Inc. of Zhuhai, Class A	4,000	$22,875
Guangdong Investment Ltd.	58,000	55,777
Guanghui Energy Co. Ltd., Class A	12,000	8,497
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3,000	17,583
Guosen Securities Co. Ltd., Class A	8,000	14,698
Guotai Haitong Securities Co. Ltd.	14,682	39,887
Guotai Haitong Securities Co. Ltd., Class H(c)	36,328	72,644
Guoyuan Securities Co. Ltd., Class A	8,020	9,340
H World Group Ltd., ADR	3,467	159,829
Haidilao International Holding Ltd.(b)(c)	32,000	56,751
Haier Smart Home Co. Ltd., Class A	8,079	31,624
Haier Smart Home Co. Ltd., Class A	40,000	137,183
Hainan Airlines Holding Co. Ltd., Class A(a)	48,000	11,781
Hainan Airport Infrastructure Co. Ltd., Class A	16,000	11,241
Haitian International Holdings Ltd.	12,000	33,702
Hangzhou First Applied Material Co. Ltd., Class A	4,240	8,482
Hangzhou Silan Microelectronics Co. Ltd., Class A	4,000	15,888
Hansoh Pharmaceutical Group Co. Ltd.(c)	24,000	124,431
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	4,000	13,928
Henan Shuanghui Investment & Development Co. Ltd., Class A	4,000	15,287
Hengan International Group Co. Ltd.	14,000	50,589
Hengli Petrochemical Co. Ltd., Class A	8,000	21,439
Hengtong Optic-Electric Co. Ltd., Class A	4,000	11,261
Hithink RoyalFlush Information Network Co. Ltd., Class A	600	27,369
Horizon Robotics(a)	100,200	102,046
Hua Hong Semiconductor Ltd.(a)(c)	11,345	109,320
Huadian Power International Corp. Ltd., Class A	8,600	6,272
Huadong Medicine Co. Ltd., Class A	2,900	17,271
Huafon Chemical Co. Ltd., Class A	8,000	10,681
Huaibei Mining Holdings Co. Ltd., Class A	4,000	6,970
Huaneng Power International Inc., Class A	7,500	8,263
Huaneng Power International Inc., Class H	80,000	63,896
Huatai Securities Co. Ltd., Class A	8,000	23,972
Huatai Securities Co. Ltd., Class H(c)	24,000	56,590
Huaxia Bank Co. Ltd., Class A	16,000	15,696
Huayu Automotive Systems Co. Ltd., Class A	4,099	11,282
Huizhou Desay Sv Automotive Co. Ltd., Class A	1,700	26,537
Humanwell Healthcare Group Co. Ltd., Class A	4,000	10,958
Hundsun Technologies Inc., Class A	3,100	12,934
Hygon Information Technology Co. Ltd., Class A	2,729	84,695
IEIT Systems Co. Ltd., Class A	1,983	17,427
Iflytek Co. Ltd., Class A	3,129	22,043
Industrial & Commercial Bank of China Ltd., Class A	70,900	81,364
Industrial & Commercial Bank of China Ltd., Class H	1,160,050	961,704
Industrial Bank Co. Ltd., Class A	24,000	71,744
Industrial Securities Co. Ltd., Class A	12,000	11,520
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	60,000	20,683
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	4,000	14,753
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	8,000	5,541
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	4,000	19,661
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,000	33,311
Inner Mongolia Yitai Coal Co. Ltd., Class B	16,200	30,853
Innovent Biologics Inc.(a)(c)	27,000	327,304
J&T Global Express Ltd.(a)	48,000	59,150
JA Solar Technology Co. Ltd., Class A(a)	4,600	7,880
JCET Group Co. Ltd., Class A	2,400	12,263
JD Health International Inc.(a)(c)	20,000	158,225
JD Logistics Inc.(a)(c)	36,000	56,570
Security	Shares	Value
China (continued)
JD.com Inc., Class A	44,020	$658,496
Jiangsu Eastern Shenghong Co. Ltd., Class A(a)	8,000	10,899
Jiangsu Expressway Co. Ltd., Class H	18,000	23,143
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,400	20,153
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,168	72,006
Jiangsu King's Luck Brewery JSC Ltd., Class A	2,200	11,783
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,900	17,808
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,000	8,997
Jiangxi Copper Co. Ltd., Class H	12,000	47,510
Jinduicheng Molybdenum Co. Ltd., Class A	4,000	7,905
Jinko Solar Co. Ltd., Class A(a)	16,000	12,789
Kanzhun Ltd., ADR	6,807	150,435
KE Holdings Inc., Class A	39,162	225,797
Kingdee International Software Group Co. Ltd.(a)	52,000	94,856
Kingsoft Corp. Ltd.	16,200	59,875
Kuaishou Technology(c)	44,400	389,762
Kunlun Energy Co. Ltd.	80,000	76,412
Kweichow Moutai Co. Ltd., Class A	1,500	308,405
Laopu Gold Co. Ltd., Class H	500	43,408
Legend Biotech Corp., ADR(a)	1,200	33,252
Lenovo Group Ltd.	130,000	162,799
Lens Technology Co. Ltd., Class A	8,800	34,493
Li Auto Inc., Class A(a)	22,818	210,666
Li Ning Co. Ltd.	40,000	89,652
Lingyi iTech Guangdong Co., Class A	12,000	23,755
Longfor Group Holdings Ltd.(b)(c)	40,000	50,173
LONGi Green Energy Technology Co. Ltd., Class A(a)	12,048	31,732
Luxshare Precision Industry Co. Ltd., Class A	8,502	70,130
Luzhou Laojiao Co. Ltd., Class A	1,600	30,842
Mango Excellent Media Co. Ltd., Class A	3,200	11,766
Maxscend Microelectronics Co. Ltd., Class A	1,400	13,751
Meitu Inc.(c)	63,500	70,521
Meituan, Class B(a)(c)	92,260	1,195,999
Metallurgical Corp. of China Ltd., Class A	20,000	9,027
Midea Group Co. Ltd., Class A	4,100	46,397
Midea Group Co. Ltd., Class H	8,000	91,238
MINISO Group Holding Ltd.	8,020	40,213
MMG Ltd.(a)(b)	84,000	75,015
Montage Technology Co. Ltd., Class A	1,350	22,794
Muyuan Foods Co. Ltd., Class A	8,078	58,075
NARI Technology Co. Ltd., Class A	8,788	27,629
NAURA Technology Group Co. Ltd., Class A	810	49,284
NetEase Cloud Music Inc.(a)(c)	1,700	42,313
NetEase Inc.	32,075	887,290
New China Life Insurance Co. Ltd., Class A	2,200	20,536
New China Life Insurance Co. Ltd., Class H	17,300	103,448
New Oriental Education & Technology Group Inc.	24,030	123,598
Ningbo Sanxing Medical Electric Co. Ltd., Class A	4,200	13,475
Ningbo Tuopu Group Co. Ltd., Class A	4,000	35,964
Ningxia Baofeng Energy Group Co. Ltd., Class A	8,700	22,203
NIO Inc., Class A(a)	34,042	192,839
Nongfu Spring Co. Ltd., Class H(c)	40,000	251,815
OFILM Group Co. Ltd., Class A(a)	4,200	6,726
OmniVision Integrated Circuits Group Inc.	1,475	25,035
Orient Overseas International Ltd.	2,500	40,627
Orient Securities Co. Ltd., Class A	8,388	12,385
PDD Holdings Inc., ADR(a)	12,625	1,465,510
People's Insurance Co. Group of China Ltd. (The), Class A	12,000	14,746
People's Insurance Co. Group of China Ltd. (The), Class H	160,000	145,305
PetroChina Co. Ltd., Class A	15,500	21,392

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
PetroChina Co. Ltd., Class H	410,000	$458,221
Pharmaron Beijing Co. Ltd., Class A	4,000	16,492
PICC Property & Casualty Co. Ltd., Class H	126,322	287,317
Ping An Bank Co. Ltd., Class A	20,000	32,885
Ping An Insurance Group Co. of China Ltd., Class A	12,000	100,465
Ping An Insurance Group Co. of China Ltd., Class H	116,500	852,596
Piotech Inc., Class A	599	25,873
Poly Developments and Holdings Group Co. Ltd., Class A	12,000	11,501
Pop Mart International Group Ltd.(b)(c)	10,000	290,205
Postal Savings Bank of China Co. Ltd., Class A	28,000	22,516
Postal Savings Bank of China Co. Ltd., Class H(c)	160,000	113,196
Power Construction Corp. of China Ltd., Class A	20,000	15,388
Qfin Holdings, Inc.	1,800	35,154
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	4,000	15,011
Range Intelligent Computing Technology Group Co. Ltd., Class A	1,600	10,884
Remegen Co. Ltd., Class H(a)(c)	3,500	41,973
Rongsheng Petrochemical Co. Ltd., Class A	9,450	13,018
SAIC Motor Corp. Ltd., Class A	8,000	17,001
Sanan Optoelectronics Co. Ltd., Class A	8,000	14,993
Sany Heavy Industry Co. Ltd., Class A	12,053	34,730
Satellite Chemical Co. Ltd., Class A	4,000	9,588
SDIC Capital Co. Ltd., Class A	8,000	8,306
SDIC Power Holdings Co. Ltd., Class A	8,000	15,583
Seres Group Co. Ltd., Class A	2,700	48,311
SF Holding Co. Ltd., Class A	5,400	29,367
Shaanxi Coal Industry Co. Ltd., Class A	11,305	36,328
Shandong Gold Mining Co. Ltd., Class A	2,880	14,884
Shandong Gold Mining Co. Ltd., Class H(c)	20,500	91,321
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,040	8,173
Shandong Nanshan Aluminum Co. Ltd., Class A	16,000	10,693
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	48,000	34,249
Shanghai Baosight Software Co. Ltd., Class A	4,020	12,189
Shanghai Electric Group Co. Ltd., Class A(a)	15,300	19,032
Shanghai Electric Power Co. Ltd., Class A	4,000	13,048
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,400	16,932
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,000	10,093
Shanghai Pudong Development Bank Co. Ltd., Class A	36,000	58,526
Shanghai Putailai New Energy Technology Co. Ltd., Class A	4,000	15,138
Shanghai RAAS Blood Products Co. Ltd., Class A	12,400	11,643
Shanghai Rural Commercial Bank Co. Ltd., Class A	12,000	15,990
Shanghai United Imaging Healthcare Co. Ltd., Class A	1,215	22,934
Shanjin International Gold Co. Ltd., Class A	4,000	12,055
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,500	3,339
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	3,652	6,737
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,360	37,472
Shenergy Co. Ltd., Class A	8,000	9,513
Shengyi Technology Co. Ltd., Class A	2,500	20,531
Shenwan Hongyuan Group Co. Ltd., Class A	30,094	21,972
Shenzhen Inovance Technology Co. Ltd., Class A	1,497	15,011
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,400	40,543
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	800	6,676
Shenzhen Transsion Holdings Co. Ltd., Class A	1,297	11,816
Shenzhou International Group Holdings Ltd.	16,000	143,311
Sichuan Changhong Electric Co. Ltd., Class A	8,000	10,761
Sichuan Chuantou Energy Co. Ltd., Class A	8,005	16,520
Security	Shares	Value
China (continued)
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(a)	900	$52,887
Sichuan Road & Bridge Group Co. Ltd., Class A	9,388	12,523
Sino Biopharmaceutical Ltd.	177,000	160,903
Sinoma Science & Technology Co. Ltd., Class A	4,000	18,453
Sinopharm Group Co. Ltd., Class H	16,000	41,272
Sinotruk Hong Kong Ltd.	13,500	46,977
Smoore International Holdings Ltd.(c)	40,000	68,476
SooChow Securities Co. Ltd., Class A	12,052	15,254
Sungrow Power Supply Co. Ltd., Class A	2,450	63,800
Sunny Optical Technology Group Co. Ltd.	12,100	99,290
Sunwoda Electronic Co. Ltd., Class A	4,000	16,770
TAL Education Group, ADR(a)	7,440	81,840
TBEA Co. Ltd., Class A	6,460	20,007
TCL Technology Group Corp., Class A	30,250	17,542
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	10,150	13,527
Tencent Holdings Ltd.	116,524	9,206,740
Tencent Music Entertainment Group, ADR	10,725	197,876
Tianfeng Securities Co. Ltd., Class A(a)	16,400	11,259
Tianqi Lithium Corp., Class A(a)	3,600	28,127
Tianshan Aluminum Group Co. Ltd., Class A	8,000	14,515
Tianshui Huatian Technology Co. Ltd., Class A	10,500	16,288
Tingyi Cayman Islands Holding Corp.	38,000	58,328
Tongcheng Travel Holdings Ltd.	26,400	74,519
TongFu Microelectronics Co. Ltd., Class A	2,800	14,559
Tongling Nonferrous Metals Group Co. Ltd., Class A	20,000	14,490
Tongwei Co. Ltd., Class A(a)	5,695	18,514
Trina Solar Co. Ltd., Class A(a)	3,100	7,947
Trip.com Group Ltd.	11,450	797,967
Tsingtao Brewery Co. Ltd., Class H	12,000	81,173
UBTech Robotics Corp. Ltd., Class H(a)	3,500	51,180
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,100	11,912
Unisplendour Corp. Ltd., Class A	2,980	10,574
Victory Giant Technology Huizhou Co. Ltd., Class A	1,000	38,588
Vipshop Holdings Ltd., ADR	5,840	114,698
Wanhua Chemical Group Co. Ltd., Class A	4,000	38,073
Want Want China Holdings Ltd.	80,000	47,947
Weichai Power Co. Ltd., Class A	4,000	9,825
Weichai Power Co. Ltd., Class H	42,100	104,579
Wens Foodstuff Group Co. Ltd., Class A	5,840	14,936
Western Mining Co. Ltd., Class A	4,156	13,584
Western Securities Co. Ltd., Class A	8,000	9,106
Wingtech Technology Co. Ltd., Class A(a)	2,300	13,350
Wintime Energy Group Co. Ltd., Class A	28,000	6,403
Wuhan Guide Infrared Co. Ltd., Class A(a)	12,624	21,953
Wuliangye Yibin Co. Ltd., Class A	4,300	71,818
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,160	31,311
WuXi AppTec Co. Ltd., Class A	4,028	52,270
WuXi AppTec Co. Ltd., Class H(c)	6,587	86,063
Wuxi Biologics Cayman Inc.(a)(c)	60,000	241,633
WuXi XDC Cayman Inc.(a)	6,000	50,686
XCMG Construction Machinery Co. Ltd., Class A	14,600	21,365
Xiaomi Corp., Class B(a)(c)	312,400	1,660,633
Xinyi Solar Holdings Ltd.(b)	92,000	38,210
XPeng Inc., Class A(a)	22,326	243,309
XtalPi Holdings Ltd.(a)	31,000	40,110
Yadea Group Holdings Ltd.(c)	24,000	38,089
Yankuang Energy Group Co. Ltd., Class A	6,260	12,328
Yankuang Energy Group Co. Ltd., Class H	55,900	73,055
Yonghui Superstores Co. Ltd., Class A(a)	12,000	6,908
Yonyou Network Technology Co. Ltd., Class A(a)	4,330	8,782

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Yum China Holdings Inc.	6,765	$327,082
Yunnan Aluminium Co. Ltd., Class A	4,175	14,667
Yunnan Baiyao Group Co. Ltd., Class A	4,008	31,813
Yutong Bus Co. Ltd., Class A	4,000	17,603
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	900	21,881
Zhaojin Mining Industry Co. Ltd., Class H	31,500	118,099
Zhejiang China Commodities City Group Co. Ltd., Class A	4,000	9,348
Zhejiang Chint Electrics Co. Ltd., Class A	4,000	15,942
Zhejiang Dahua Technology Co. Ltd., Class A	4,000	10,767
Zhejiang Expressway Co. Ltd., Class H	30,000	29,117
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,300	11,917
Zhejiang Juhua Co. Ltd., Class A	4,000	19,031
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(c)	9,000	61,570
Zhejiang Longsheng Group Co. Ltd., Class A	4,000	5,933
Zhejiang NHU Co. Ltd., Class A	4,043	13,963
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	4,000	9,163
Zhejiang Weiming Environment Protection Co. Ltd., Class A	4,000	12,814
Zhejiang Zheneng Electric Power Co. Ltd., Class A	12,000	8,552
Zheshang Securities Co. Ltd., Class A	5,000	7,767
Zhongji Innolight Co. Ltd., Class A	1,240	90,916
Zhongjin Gold Corp. Ltd., Class A	4,000	12,743
Zhongtai Securities Co. Ltd., Class A	11,500	10,808
Zhuzhou CRRC Times Electric Co. Ltd., Class H	8,000	39,713
Zijin Gold International Co. Ltd.(a)	4,000	71,516
Zijin Mining Group Co. Ltd., Class A	20,000	81,257
Zijin Mining Group Co. Ltd., Class H	109,000	433,447
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	11,100	12,715
ZTE Corp., Class A	4,000	23,923
ZTE Corp., Class H(b)	16,048	65,107
ZTO Express Cayman Inc.	8,090	166,395
		52,532,455
India — 31.9%
ABB India Ltd.	1,000	57,965
Adani Enterprises Ltd.	2,840	72,555
Adani Ports & Special Economic Zone Ltd.	9,960	169,452
Adani Power Ltd.(a)	56,425	93,287
Alkem Laboratories Ltd.	794	50,508
Ambuja Cements Ltd.	11,520	71,033
APL Apollo Tubes Ltd.	3,329	64,127
Apollo Hospitals Enterprise Ltd.	1,912	157,127
Ashok Leyland Ltd.	56,000	99,329
Asian Paints Ltd.	6,389	205,844
Astral Ltd.	2,378	38,385
AU Small Finance Bank Ltd.(c)	6,748	72,234
Aurobindo Pharma Ltd.	4,520	62,139
Avenue Supermarts Ltd.(a)(c)	2,960	132,580
Axis Bank Ltd.	41,955	602,123
Bajaj Auto Ltd.	1,200	122,005
Bajaj Finance Ltd.	51,556	600,204
Bajaj Finserv Ltd.	7,164	168,229
Bajaj Holdings & Investment Ltd.	520	67,011
Balkrishna Industries Ltd.	1,425	36,887
Bank of Baroda	19,240	62,525
Bharat Electronics Ltd.	61,046	282,195
Bharat Forge Ltd.	4,789	77,059
Bharat Heavy Electricals Ltd.	19,840	64,733
Bharat Petroleum Corp. Ltd.	28,400	114,388
Security	Shares	Value
India (continued)
Bharti Airtel Ltd.	46,135	$1,088,426
Bosch Ltd.	137	55,397
Britannia Industries Ltd.	1,960	128,099
BSE Ltd.	2,331	75,981
Canara Bank	34,760	59,098
CG Power & Industrial Solutions Ltd.	12,255	92,396
Cholamandalam Investment and Finance Co. Ltd.	7,840	152,743
Cipla Ltd.	10,292	176,463
Coal India Ltd.	33,593	141,629
Colgate-Palmolive India Ltd.	2,351	57,085
Coromandel International Ltd.	2,360	63,018
Cummins India Ltd.	2,560	128,523
Dabur India Ltd.	9,520	55,137
Divi's Laboratories Ltd.	2,225	161,298
Dixon Technologies India Ltd.	680	111,463
DLF Ltd.	13,769	111,760
Dr Reddy's Laboratories Ltd.	8,920	125,878
Eicher Motors Ltd.	2,593	204,890
Eternal Ltd.(a)	45,145	152,118
Fortis Healthcare Ltd.	8,680	89,413
FSN E-Commerce Ventures Ltd.(a)	22,920	68,665
GAIL India Ltd.	42,761	84,506
GE Vernova T&D India Ltd.	2,967	95,577
GMR Airports Infrastructure Ltd.(a)	48,880	59,401
Godrej Consumer Products Ltd.	7,320	93,938
Godrej Properties Ltd.(a)	2,691	63,815
Grasim Industries Ltd.	5,123	157,240
Havells India Ltd.	4,187	67,556
HCL Technologies Ltd.	17,440	317,785
HDFC Asset Management Co. Ltd.(c)	3,520	105,379
HDFC Bank Ltd.	205,426	2,321,326
HDFC Life Insurance Co. Ltd.(c)	17,693	151,633
Hero MotoCorp Ltd.	2,218	153,472
Hindalco Industries Ltd.	24,567	223,017
Hindustan Aeronautics Ltd.	3,733	190,089
Hindustan Petroleum Corp. Ltd.	17,960	92,118
Hindustan Unilever Ltd.	15,000	414,246
Hitachi Energy India Ltd.	247	61,113
Hyundai Motor India Ltd.	2,960	76,972
ICICI Bank Ltd.	94,480	1,471,274
ICICI Lombard General Insurance Co. Ltd.(c)	4,320	95,414
ICICI Prudential Life Insurance Co. Ltd.(c)	6,240	43,317
IDFC First Bank Ltd.	67,928	61,008
Indian Hotels Co. Ltd., Class A	16,103	134,394
Indian Oil Corp. Ltd.	51,280	93,005
Indian Railway Catering & Tourism Corp. Ltd.	4,701	36,196
Indus Towers Ltd.(a)	24,468	110,081
IndusInd Bank Ltd.(a)	10,560	101,643
Info Edge India Ltd.	7,148	106,675
Infosys Ltd.	60,131	1,055,048
InterGlobe Aviation Ltd.(c)	3,456	228,972
ITC Ltd.	53,752	243,572
Jindal Stainless Ltd.	6,480	56,063
Jindal Steel Ltd.	6,720	78,706
Jio Financial Services Ltd.	52,569	180,534
JSW Energy Ltd.	8,177	44,812
JSW Steel Ltd.	9,160	119,237
Jubilant Foodworks Ltd.	6,640	44,776
Kalyan Jewellers India Ltd.	7,842	44,487
Kotak Mahindra Bank Ltd.	20,145	479,778
Larsen & Toubro Ltd.	12,160	554,371
Lodha Developers Ltd.(c)	5,505	70,935

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
LTIMindtree Ltd.(c)	1,386	$94,878
Lupin Ltd.	4,161	97,138
Mahindra & Mahindra Ltd.	17,116	720,575
Mankind Pharma Ltd.	2,400	60,604
Marico Ltd.	9,320	74,829
Maruti Suzuki India Ltd.	2,299	409,797
Max Healthcare Institute Ltd.	14,581	189,990
Mphasis Ltd.	1,963	61,926
MRF Ltd.	40	68,280
Muthoot Finance Ltd.	2,320	97,292
Nestle India Ltd.	12,006	169,434
NHPC Ltd., NVS	55,009	47,350
NMDC Ltd.	57,000	47,268
NTPC Ltd.	80,000	292,931
Oberoi Realty Ltd.	2,361	43,593
Oil & Natural Gas Corp. Ltd.	57,932	158,054
Oil India Ltd.	9,200	42,631
One 97 Communications Ltd., NVS(a)	7,353	108,891
Oracle Financial Services Software Ltd.	440	40,074
Page Industries Ltd.	120	51,536
PB Fintech Ltd.(a)	6,680	136,427
Persistent Systems Ltd., NVS	2,094	149,406
Petronet LNG Ltd.	13,720	41,776
Phoenix Mills Ltd. (The)	3,760	73,198
PI Industries Ltd.	1,400	53,251
Pidilite Industries Ltd.	5,782	95,137
Polycab India Ltd.	1,003	83,998
Power Finance Corp. Ltd.	28,043	114,130
Power Grid Corp. of India Ltd.	82,264	248,984
Prestige Estates Projects Ltd.	3,273	61,526
Punjab National Bank	40,680	56,810
Rail Vikas Nigam Ltd.	9,840	35,792
REC Ltd.	19,880	80,568
Reliance Industries Ltd.	109,424	1,925,079
Samvardhana Motherson International Ltd.	80,188	104,692
SBI Cards & Payment Services Ltd.	5,360	52,742
SBI Life Insurance Co. Ltd.(c)	8,280	182,564
Shree Cement Ltd.	171	50,570
Shriram Finance Ltd.	26,240	250,784
Siemens Energy India Ltd., NVS(a)	1,620	57,300
Siemens Ltd.	1,760	65,069
Solar Industries India Ltd.	520	77,335
SRF Ltd.	2,480	81,404
State Bank of India	32,526	357,000
Sun Pharmaceutical Industries Ltd.	17,534	359,678
Sundaram Finance Ltd.	1,200	63,566
Supreme Industries Ltd.	1,200	45,659
Suzlon Energy Ltd.(a)	181,115	109,861
Swiggy Ltd.(a)	16,093	68,333
Tata Communications Ltd.	2,009	40,864
Tata Consultancy Services Ltd.	16,549	582,917
Tata Consumer Products Ltd.	10,783	141,556
Tata Motors Ltd./new, NVS(a)	36,984	145,542
Tata Motors Passenger Vehicles Limited	36,984	148,054
Tata Power Co. Ltd. (The)	29,680	129,864
Tata Steel Ltd.	137,680	259,298
Tech Mahindra Ltd.	10,040	171,020
Titan Co. Ltd.	6,520	285,672
Torrent Pharmaceuticals Ltd.	2,160	89,863
Torrent Power Ltd.	3,200	47,210
Trent Ltd.	3,353	159,963
Tube Investments of India Ltd.	1,920	59,877
Security	Shares	Value
India (continued)
TVS Motor Co. Ltd.	4,280	$169,539
UltraTech Cement Ltd.	2,189	284,612
Union Bank of India Ltd.	29,000	49,888
United Spirits Ltd.	5,240	85,037
UPL Ltd.	8,209	69,859
Varun Beverages Ltd.	24,800	134,000
Vedanta Ltd.	25,562	150,858
Vishal Mega Mart Ltd.(a)	34,246	52,143
Vodafone Idea Ltd.(a)	488,240	54,589
Voltas Ltd.	4,400	67,835
WAAREE Energies Ltd.	1,590	56,638
Wipro Ltd.	48,658	136,335
Yes Bank Ltd.(a)	261,440	67,227
Zydus Lifesciences Ltd.	3,000	31,711
		28,658,566
Russia — 0.0%
Alrosa PJSC(a)(d)	83,790	11
Mobile TeleSystems PJSC(a)(d)	16,644	2
Moscow Exchange MICEX-RTS PJSC(a)(d)	41,040	5
Ozon Holdings PLC, ADR(a)(d)	1,881	—
PhosAgro PJSC(a)(d)	28	—
PhosAgro PJSC, GDR(a)(d)(e)	1	—
Polyus PJSC(a)(d)	10,830	—
Rosneft Oil Co. PJSC(a)(d)	37,278	5
Sberbank of Russia PJSC(a)(d)	331,170	43
Severstal PAO(a)(d)	6,669	1
TCS Group Holding PLC, GDR(a)(d)(e)	3,884	1
United Co. RUSAL International PJSC(a)(d)	95,760	12
VK IPJSC(a)(d)(e)	4,446	1
VTB Bank PJSC(a)(d)	30,668	—
X5 Retail Group NV, GDR(a)(d)(e)	2,622	—
		81
Total Common Stocks — 97.5% (Cost: $76,375,921)		87,430,309
Preferred Stocks
Brazil — 2.3%
Axia Energia, Preference Shares	3,920	49,380
Banco Bradesco SA, Preference Shares, NVS	98,196	363,140
Cia Energetica de Minas Gerais, Preference Shares, NVS	29,640	63,691
Cia Paranaense de Energia - Copel, 0.00%	23,200	62,196
Gerdau SA, Preference Shares, NVS	22,942	82,392
Itau Unibanco Holding SA, Preference Shares, NVS	99,361	774,918
Itausa SA, Preference Shares, NVS	99,056	228,255
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	84,068	499,256
		2,123,228
India — 0.0%
TVS Motor Co. Ltd., 6.00%	18,984	2,123
Total Preferred Stocks — 2.3% (Cost: $1,142,257)		2,125,351

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(d)	2,161	$—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.8% (Cost: $77,518,178)		89,555,660
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(f)(g)(h)	803,595	803,996
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(f)(g)	1,790,000	1,790,000
Total Short-Term Securities — 2.9% (Cost: $2,593,897)		2,593,996
Total Investments — 102.7% (Cost: $80,112,075)		92,149,656
Liabilities in Excess of Other Assets — (2.7)%		(2,462,306)
Net Assets — 100.0%		$89,687,350

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$596,281	$207,537 (a)	$—	$197	$(19)	$803,996	803,595	$5,232 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,560,000	230,000 (a)	—	—	—	1,790,000	1,790,000	17,699	—
				$197	$(19)	$2,593,996		$22,931	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	1	12/19/25	$34	$(1,265)
MSCI Emerging Markets Index	1	12/19/25	69	196
				$(1,069)

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI BIC ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,671,236	$77,758,992	$81	$87,430,309
Preferred Stocks	2,123,228	2,123	—	2,125,351
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	2,593,996	—	—	2,593,996
	$14,388,460	$77,761,115	$81	$92,149,656
Derivative Financial Instruments(a)
Assets
Equity Contracts	$196	$—	$—	$196
Liabilities
Equity Contracts	—	(1,265)	—	(1,265)
	$196	$(1,265)	$—	$(1,069)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company